Long-term debt - Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 1,458,286	$ 1,502,271
Less current maturities	(383,793)	(55,905)
Non-current portion of long-term debt	1,074,493	1,446,366
Debt discounts and deferred financing fees	17,600	17,800
Unsecured notes
Disclosure of detailed information about borrowings [line items]
Total long-term debt	1,189,976	1,188,163
3.25% due December 15, 2019
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 349,026	348,060
3.25% due December 15, 2019 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	3.25%
5.25% due March 1, 2022
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 248,480	248,072
5.25% due March 1, 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.25%
4.25% due December 1, 2024
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 297,232	296,873
4.25% due December 1, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	4.25%
5.65% due December 1, 2044
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 295,238	295,158
5.65% due December 1, 2044 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.65%
Egypt limited recourse debt facilities
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 101,226	241,190
Egypt limited recourse debt facilities | LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Basis spread, percent	0.90%
Egypt limited recourse debt facilities | LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Basis spread, percent	1.60%
Other limited recourse debt facilities
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 167,084	72,918
LIBOR Plus 0.75% to LIBOR Plus 2.5% due 2019 to 2021
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 5,483	72,918
LIBOR Plus 0.75% to LIBOR Plus 2.5% due 2019 to 2021 | LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Basis spread, percent	0.75%
LIBOR Plus 0.75% to LIBOR Plus 2.5% due 2019 to 2021 | LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Basis spread, percent	2.50%
5.58% due June 30, 2031
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 77,709	0
5.58% due June 30, 2031 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.58%
5.35% due September 30, 2033
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 83,892	$ 0
5.35% due September 30, 2033 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.35%